Loans (Details 3) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	$ 5,029	$ 4,969
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	1,781	2,166
One-to four-family [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	4,870	4,785
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	1,770	2,166
Nonresidential real estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	151	173
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	8	11
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	$ 11